Annual Total Returns [BarChart] - Western Asset Management U.S. Government Portfolio - Class A	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	5.51%
Annual Return 2012	3.37%
Annual Return 2013	(0.74%)
Annual Return 2014	2.81%
Annual Return 2015	0.57%
Annual Return 2016	1.28%
Annual Return 2017	1.93%
Annual Return 2018	0.97%
Annual Return 2019	6.03%
Annual Return 2020	5.24%